Acquisition Activities (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations

Under the acquisition method of accounting, the measurement period for a transaction is to extend for a period necessary to obtain all available information to facilitate a complete and accurate recording of the transaction as of the acquisition date. This period, however, may not extend beyond a period of one year from the date of acquisition. In the event information not currently available is obtained during the measurement period that would affect the recording of this transaction, any applicable adjustments will be performed retrospectively adjusting the initial recording of this acquisition.

y) Acquisition Activities—Acquisitions are accounted for under the purchase method of accounting. Purchased assets and assumed liabilities are recorded at fair value at their respective acquisition dates, including identifiable intangible assets. If the fair value of net assets purchased exceeds the fair value of consideration paid, a bargain purchase gain is recognized. If the consideration given exceeds the fair value of the net assets received, goodwill is recognized. Fair values are subject to refinement for up to one year after the closing date of an acquisition as information relative to closing date fair values becomes available.

Purchased loans and leases acquired in a business combination are recorded at estimated fair value on their purchase date which prohibit the carryover of the related allowance for loan and lease losses. When the loans and leases have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments, the difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. The Company must estimate expected cash flows at each reporting date. Subsequent decreases in expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in expected cash flows result in a reversal of the provision for loan and lease losses to the extent of prior charges and an adjustment to accretable yield which could have a positive impact on future periods’ interest income.

All identifiable intangible assets that are acquired in a business combination are recognized at fair value on the acquisition date. Identifiable intangible assets are recognized separately if they arise from contractual or other legal rights or if they are separable (i.e., capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Deposit liabilities and the related depositor relationship intangible assets may be exchanged in observable exchange transactions. As a result, the depositor relationship intangible asset is considered identifiable, because the separability criterion has been met.

Indemnification assets are recognized when the seller contractually indemnifies, in whole or in part, the buyer for a particular uncertainty. The recognition and measurement of an indemnification asset is based on the related indemnified item. That is, the acquirer should recognize an indemnification asset at the same time that it recognizes the indemnified item, measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount. If the indemnification asset meets the definition of a derivative, changes in the fair value are recognized in earnings.

Under the Federal Deposit Insurance Corporation (FDIC) loss sharing agreements, EB may be required to rebate a portion of the cash received from the FDIC at acquisition in the event that losses do not reach a specified threshold, based on the initial discount received less cumulative servicing amounts for the covered assets acquired. This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event that certain contingencies are met. Contingent consideration is measured each reporting period at fair value through other noninterest expense until the contingency is resolved.

Investment Securities	The cost of investments sold is calculated using the specific identification method.

b) Investment Securities—The Company invests in trading, available for sale and held to maturity investments. Investments classified as trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Unrealized gains or losses on trading securities are recorded in earnings as a component of other noninterest income.

Investment securities for which the Company has the positive intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost. Amortization and accretion of purchase premiums and discounts are recognized in interest income using the effective interest method over the expected term of the securities.

Securities not classified as held to maturity or trading are considered to be available for sale and are reported at fair value. Unrealized gains and losses on available for sale securities are reported net of applicable taxes as a component of accumulated other comprehensive income (AOCI). Gains and losses on the disposition of available for sale securities are recorded on the trade date using the specific identification method and are recognized in other noninterest income. Amortization and accretion of purchase premiums and discounts on debt securities are recognized in interest income using the effective interest method over the expected term of the securities.

Management evaluates all investments for OTTI on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. For investments in which the fair value is less than the amortized cost, the Company performs an OTTI analysis to determine whether the impairment is temporary and assesses whether (a) it has the intent to sell the debt security, (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery, (c) it does not expect to recover the amortized cost basis, or (d) it does not expect to collect all cash flows according to the contractual terms.

The Company’s OTTI policy for investments defines certain triggers that require a present value calculation of expected cash flows. If none of these triggers are met, the Company performs a qualitative analysis to determine if it expects to recover the entire amortized cost basis of the investment.

When the Company has determined that OTTI exists, the Company performs a present value cash flow analysis using models that project prepayments, default rates and loss severities on the collateral supporting the security. The Company considers the following factors in determining whether a credit loss exists:

•	The period over which the debt security is expected to recover;

•	The length of time and extent to which the fair value has been less than the amortized cost basis;

•	The level of credit enhancement provided by the structure which includes, but is not limited to credit subordination positions, overcollateralization and protective triggers;

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The cause of impairment and changes in the near term prospects of the issuer or underlying collateral of a security, such as changes in default rates, loss severities given default and significant changes in prepayment assumptions;

•	The level of excess cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities; and

•	Any adverse changes to credit conditions of the issuer or the security such as credit downgrades by the rating agencies.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its remaining amortized cost basis, total OTTI will be recognized in earnings. However, if neither of those conditions exists, the amount of OTTI related to the credit loss is measured at the excess of the amortized cost over its present value and is recognized with other securities gains and losses in other noninterest income while the amount of impairment related to all other factors is recognized in AOCI.

Subsequent noncredit losses recorded in AOCI attributed to held to maturity investments are accreted to the amortized cost of the investment over the remaining expected life, based on the amount and timing of future estimated cash flows.

For equity securities, declines in the fair value below their cost are deemed to be other than temporary unless the Company has the intent and ability to retain the investment in the issuer for a period of time sufficient to allow recovery in the fair value.

The cost of investments sold is calculated using the specific identification method.

Finance, Loans and Leases Receivable

At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss in the event of default to estimate the expected future cash flows for each loan and lease pool.

d) Loans Held for Investment—Loans that the Company has the intent and ability to hold for the foreseeable future are classified as loans held for investment. Loans held for investment are reported at the principal amount outstanding, net of the allowance for loan and lease losses, net of deferred loan fees and costs and any discounts received or premiums paid on purchased loans. Deferred fees, costs, discounts and premiums are amortized over the estimated life of the loan using the interest method. Interest income on loans is recognized as earned and is computed using the effective interest method. The Company anticipates prepayments in applying the effective interest method. The key assumptions include historical prepayment trends and future interest rate expectations. The Company monitors these key assumptions and adjusts the prepayment expectations when appropriate.

Acquired loans are accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, when applicable. At acquisition, the Company reviews each loan or pool of loans to determine whether there is evidence of deterioration in credit quality since origination and if it is probable that the Company will be unable to collect all amounts due according to the loan’s contractual terms. The Company considers expected prepayments and estimates the amount and timing of undiscounted expected principal, interest and other cash flows for each loan or pool of loans meeting the criteria above, and determines the excess of the loan’s or pool’s scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted (non-accretable difference). The remaining amount, representing the excess or deficit of the loan’s or pool’s cash flows expected to be collected over the amount paid, is accreted or amortized into interest income over the remaining expected life of the loan or pool (accretable yield). The loans are reflected in the consolidated balance sheets net of these discounts.

Periodically, the Company evaluates the expected cash flows for each pool. Prior expected cash flows are compared to current expected cash flows and cash collections to determine if any additional impairment should be recognized. Impairment is recognized through an additional allowance for loan losses if the present value of future cash flows discounted at the effective interest rate of the pool has decreased. The present value of any subsequent increase in the pool’s actual cash flows or cash flows expected to be collected is used first to reverse any existing valuation allowance for that pool. Any remaining increase in cash flows expected to be collected is adjusted to the accretable yield and recognized over the estimated remaining life of the pool.

At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss given default to estimate the expected future cash flows for each loan and lease pool.

Covered loans and leases are acquired and recorded at fair value, exclusive of the loss share agreements with the FDIC and the indemnification agreement with former shareholders of TCFG. All loans acquired through the loss share agreement with the FDIC and all loans and leases acquired in the purchase of TCFG are considered covered during the applicable indemnification period.

Loans and Leases Receivable, Allowance for Loan Losses

The Company uses a risk grading matrix to monitor credit quality for commercial and commercial real estate loans. Risk grades are continuously monitored and updated quarterly by credit administration personnel based on current information and events. The Company monitors the quarterly credit quality of all other loan types based on performing status.

f) Allowance for Loan and Lease Losses—The allowance for loan and lease losses represents management’s estimate of probable and reasonably estimable credit losses inherent in loans and leases held for investment as of the balance sheet date. The estimate of the allowance is based on a variety of factors, including an evaluation of the loan and lease portfolio, past loss experience, adverse situations that have occurred but are not yet known that may affect the borrower’s ability to repay, the estimated value of underlying collateral, and current economic conditions.

For purposes of determining the allowance for loan losses, the Company has segmented loans in the portfolio by product type. The Company’s loan and lease portfolio includes risk characteristics relevant to each segment such as loan type and guarantees as well as borrower type and geographic location. Loans are segmented into the following portfolio segments: (i) residential mortgages, (ii) commercial and commercial real estate, (iii) lease financing receivables, (iv) home equity lines and (v) consumer and credit card. The Company also further disaggregates these portfolios into classes based on the associated risks within those segments. Residential mortgages are divided into two classes: residential and government insured loans. Commercial and commercial real estate loans are divided into the following two classes: commercial and commercial real estate. Lease financing receivables, home equity lines, and consumer and credit card are not further segmented.

Residential mortgages, lease financing receivables, home equity lines, and consumer and credit card each have distinguishing borrower needs and differing risks associated with each product type. Commercial and commercial real estate loans are further analyzed for the borrower’s ability to repay and the description of underlying collateral. Significant judgment is used to determine the estimation method that fits the credit risk characteristics of each portfolio segment. The Company uses internally developed models in this process. Management must use judgment in establishing input metrics for the modeling processes. The models and assumptions used to determine the allowance are validated and reviewed to ensure that their theoretical foundation, assumptions, data integrity, computational processes, reporting practices, and end-user controls are appropriate and properly documented.

Loans and leases in every portfolio considered to be uncollectible are charged off against the allowance. The amount and timing of charge-offs on loans and leases includes consideration of the loan or lease type, length of delinquency, insufficiency of collateral value, lien priority and the overall financial condition of the borrower. Recoveries on loans and leases previously charged-off are added to the allowance.

Loans in the commercial and commercial real estate portfolio are charged-off when:

•	The loan is risk rated “doubtful” or “loss”.

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The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 90 days or more; (b) significant improvement in the borrower’s repayment capacity is doubtful; and/or (c) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist.

•	The Company has agreed, in writing, to accept a deficiency note.

Loans in the residential mortgage and home equity portfolios are charged-off when:

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The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 180 days or more; (b) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist; or (c) notification of the borrower’s bankruptcy is received.

•	In cases where the Company is in a subordinate position to other debt, the senior lien holder has foreclosed and extinguished the junior lien.

Leases in the lease financing receivables portfolio are charged-off when the lease becomes 150 days delinquent.

Credit card receivables are charged-off when the balance becomes 90 days delinquent.

Other consumer loans are evaluated on a case by case basis, and are generally charged-off when the balance becomes 120 days delinquent.

In the Company’s commercial and commercial real estate and certain lease financing receivable portfolios, the loss allowance for all pass-rated loans is determined based upon historical loss experience, current economic conditions, industry and peer performance trends, geographic or borrower concentrations, the current business strategy and credit process, loan underwriting criteria, and other pertinent information.

The foundation for the allowance related to residential mortgages, lease financing receivables, home equity lines, and consumer and credit cards is a review of the applicable portfolios and the performance of those portfolios. The historical performance of each of these portfolios is analyzed by examining the level of charge-offs over a specific period of time. The historical average charge-off level for each portfolio is updated at least quarterly. Management disaggregates delinquent residential portfolios from performing residential portfolios in application of a general reserve amount appropriate based upon the risk inherent in each portfolio.

Reserves are determined for impaired commercial and commercial real estate loans and certain lease financing receivables individually based on management’s evaluation of the borrower’s overall financial condition, resources, and payment record; the prospects for support from any financially responsible guarantors; and the realizable value of any collateral. Reserves are established for these loans based upon an estimate of probable losses for the individual loans deemed to be impaired. This estimate considers all available evidence using one of the methods provided by applicable authoritative guidance. Loans determined to be collateral dependent are measured at the fair value of collateral less disposal costs. Loans for which impaired reserves are provided are excluded from the general reserve calculations described above to prevent duplicate reserves.

Management considers a loan to be impaired for classes within commercial and commercial real estate and certain lease financing receivable portfolios, when based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan or lease contract, including scheduled interest payments. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an impairment reserve or a charge-off to the allowance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.

Once a residential mortgage is classified as a troubled debt restructuring (TDR), it is also evaluated individually for impairment. These reserves are established based on an estimate of probable losses. This estimate considers all available evidence, provided by applicable authoritative guidance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.

The overall allowance estimate based on the above-described methodology may be further adjusted to reflect relevant economic factors and specific market risk components.

Loan and lease portfolios tied to acquisitions made during the year are incorporated into the Company’s allowance process. If the acquisition has an impact on the level of exposure to a particular loan or lease type, industry or geographic market, this increase in exposure is factored into the allowance determination process.

Based on facts and circumstances available, management believes that the allowance for loan and lease losses is adequate to cover any probable losses in the Company’s loan and lease portfolio. However, future adjustments to the allowance may be necessary, and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used by management in determining the allowance for loan and lease losses.

Impaired Financing Receivable, Policy

Impaired loans include loans identified as troubled loans as a result of a borrower’s financial difficulties and other loans on which the accrual of interest income is suspended. The Company continues to collect payments on certain impaired loan balances on which accrual is suspended.

Loans and Leases Receivable, Troubled Debt Restructuring Policy

Modifications considered to be TDRs are individually evaluated for credit loss based on a discounted cash flow model using the loan’s effective interest rate at the time of origination. The discounted cash flow model used in this evaluation is adjusted to reflect the modified loan’s elevated probability of future default based on the Company’s historical redefault rate. These loans are classified as nonaccrual and have been included in the Company’s impaired loan disclosures in the tables above. A loan is considered to redefault when it is 30 days past due. Once a modified loan demonstrates a consistent period of performance under the modified terms, generally six months, the Company returns the loan to an accrual classification. If, however, a modified loan defaults under the terms of the modified agreement, the Company measures the allowance for loan and lease losses based on the fair value of collateral less cost to sell.

Earnings Per Share

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Preferred Stock met the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator.

u) Earnings Per Common Share (EPS)—In calculating basic and diluted EPS, the Company uses the Two-Class Method, which is an earnings allocation formula under which EPS is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to participating securities and common shares based on their respective rights to receive dividends. Basic EPS is computed by dividing net income allocated to common shareholders by the weighted-average common shares outstanding. Diluted earnings per common share is computed by dividing income allocated to common shareholders by the weighted-average common shares outstanding plus amounts representing the dilutive effect of stock options outstanding, nonvested stock, and the dilution resulting from the conversion of convertible preferred stock, if applicable.

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Cumulative Convertible Preferred Stock meet the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator.

Derivatives

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

v) Derivative Instruments—The Company uses derivative financial instruments to manage exposure to interest rate risk, foreign currency risk and changes in the fair value of loans held for sale. Derivative transactions are measured in terms of the notional amount, but this amount is not reflected in the consolidated balance sheets nor, when viewed in isolation, is it a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged and is used only as a basis on which interest and other payments are determined. Derivative instruments used for risk management purposes include those classified as fair value or cash flow hedging instruments under ASC 815, Derivatives and Hedging, as well as those classified as freestanding derivatives.

The Company also offers various deposit products to its customers, including commodity, equity, metals and foreign exchange contracts, and typically offsets its exposure from such products by entering into financial contracts. The customer accommodations and any offsetting financial contracts are treated as freestanding derivatives. Other freestanding derivatives are used to manage the overall changes in price on loans held for sale or trading investments and include interest rate swaps, forward sales commitments and option contracts.

The Company’s derivative activities are monitored by its Asset Liability Committee, which oversees all asset and liability management and secondary marketing activities. The Company’s hedging strategies are developed through analysis of data from financial models and other internal and industry sources. The Company incorporates the results of hedging strategies into its overall interest rate and asset/liability risk management.

Cash Flow Hedges—As part of its asset and liability management activities, the Company enters into forward interest rate swaps as a cash flow hedge for forecasted transactions that create variable cash flows. The Company uses pay fixed, receive variable interest rate swaps to synthetically convert these instruments to fixed rate and manage this exposure.

The fair values of these derivatives are reported in other assets or accounts payable and accrued liabilities and the effective portion of the derivative’s gain or loss is recorded in AOCI. Any hedge ineffectiveness is reported in interest expense. Payments and proceeds related to the settlement of these derivatives are included in the operating activities section of the consolidated statements of cash flows. All gains or losses on these derivatives are included in the assessment of hedge effectiveness. Upon settlement of the forecasted transaction, amounts reported in AOCI are subsequently reclassified to interest income or expense in the same line item and during the same period in which the hedged item affects earnings.

Freestanding Derivatives:

Interest Rate Lock Commitments (IRLCs)—In the ordinary course of business, the Company enters into commitments to originate residential mortgage loans at interest rates that are determined prior to funding. IRLCs for loans that the Company intends to sell are considered freestanding derivatives and are recorded at fair value at inception.

Changes in value subsequent to inception are based on changes in the fair value of the underlying loan and changes in the probability that the loan will fund within the terms of the commitment, affected primarily by changes in interest rates and the passage of time. The aggregate fair value of IRLCs on the balance sheet is recorded in other assets or accounts payable and accrued liabilities. The interest exposure on the Company’s IRLCs is economically hedged with forward sales commitments and options, and their fair value is recorded in other assets or accounts payable and accrued liabilities. Changes in the fair value of the IRLCs and related forward sales commitments are recognized as gain on sale of loans in the consolidated statements of income.

Forward Sales Commitments (FSA)—The Company uses FSA and optional forward sales commitments (OFSA) to manage its exposure to interest rate risk related to changes in the fair value of loans held for sale. The fair values of the FSA and OFSA are recorded in other assets and accounts payable and accrued liabilities. Changes in the fair value of these derivatives are reported as gain on sale of loans in the consolidated statements of income.

Foreign Exchange Contracts—Foreign exchange contracts are commitments to buy or sell a foreign currency at a certain price on a future date and may be settled in cash or through delivery. The Company enters into these contracts as an economic hedge against changes in the fair value of foreign currency denominated deposits.

Options and Options Embedded in Customer Deposits—The Company purchases options tied to increases in various equity, foreign currency, commodity or metals indices for a specified term, generally three to five years, as an economic hedge for options embedded in deposit offerings to customers. These options and the related options embedded in customer deposits are recorded as freestanding derivatives in other assets, deposits or accounts payable and accrued liabilities. The derivatives are carried at fair value, with changes in fair value recognized in other noninterest income.

Interest Rate Swaps—From time to time the Company enters into interest rate swaps to economically hedge commercial real estate loans held for sale and trading securities. The derivatives are carried at fair value, with changes in fair value recognized as gain on sale of loans and other noninterest income, respectively.

Indemnification asset—An indemnification asset representing the fair value of the shares expected to be released to the Company from escrow was recorded as a result of the TCFG acquisition. Changes in the Company’s stock or changes resulting from either increases or decreases in expected cash flows impact the fair value of the asset and current period earnings.

Recourse Commitment Asset—A recourse commitment asset was recorded in connection with the purchase of a pool of loans. The asset represents the fair value of the amount the Company expects the seller to repay under the recourse provision. Any changes in the asset will be recorded in noninterest expense.

Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position.

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. The Company minimizes this risk through obtaining credit approvals, monitoring credit limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company does not offset derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet.

All changes in the value of the derivatives were included in the assessment of hedge effectiveness.

Fair Value of Financial Instruments, Policy

Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:

Investment Securities—Fair values are derived from quoted market prices and values from third party pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from third party pricing services to ensure that the prices represent a reasonable estimate of fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the third party pricing service provider in order to ensure that investments are recorded or disclosed at the appropriate fair value.

When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market. As of June 30, 2012 and December 31, 2011, management did not make any adjustments to the prices provided by the third party pricing service as a result of illiquid or inactive markets.

Loans Held for Sale—Fair values for loans held for sale valued under the fair value option were derived from quoted market prices or from models using loan characteristics (product type, pricing features and loan maturity dates) and economic assumptions (prepayment estimates and discount rates) based on prices currently offered in secondary markets for similar loans.

Fair values for loans carried at lower of cost or fair value were derived from models using characteristics of the loans (e.g., product type, pricing features and loan maturity dates) and economic assumptions (e.g., prepayment estimates, discount rates and estimated credit losses).

Loans Held for Investment—The fair value of loans held for investment is derived from discounted cash flows and includes an evaluation of the collateral and underlying loan characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs.

Impaired Loans—At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral-dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated at least quarterly for additional impairment and adjusted accordingly.

Other Real Estate Owned—Foreclosed assets are carried at the lower of carrying value or fair value. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments on commercial properties are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Residential properties are classified as Level 2 due to higher volumes of comparable sales.

Mortgage Servicing Rights—Mortgage servicing rights are evaluated for impairment on a quarterly basis. If the carrying amount of an individual stratum exceeds fair value, impairment is recorded on that stratum so that the servicing asset is carried at fair value. In addition, a third-party valuation is obtained quarterly. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees; miscellaneous income and float; costs of servicing; the cost of carry of advances; foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Mortgage servicing rights do not trade in an active, open market with readily observable prices. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Time Deposits—The fair value of fixed rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Other Borrowings—For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances.

Trust Preferred Securities—Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company interpolates its own credit spreads in the valuation of these liabilities. Due to the significance of the credit spread in the valuation inputs, trust preferred securities are classified within Level 3 of the hierarchy.

FDIC Clawback Liability—The fair value of the FDIC clawback liability represents the net present value of expected true-up payments due 45 days after the fifth and tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC. On the true-up measurement dates, the Company is required to make a true-up payment to the FDIC in an amount equal to 50% of the excess, if any, of (1) 20% of the intrinsic loss estimate (an established figure by the FDIC) less (2) the sum of (a) 25% of the asset discount, (part of the Company’s bid) plus (b) 25% of the cumulative loss share payments plus (c) a 1% servicing fee based on the principal amount of the covered assets over the term (calculated annually based on the average principal amount at the beginning and end of each year and then summed up for a total fee included in the calculation). The liability was discounted using an estimated cost of debt capital, based on an interpolated cost of debt capital of banks with credit quality comparable to the Company’s (using USD US Bank (BBB) BFV Curve index). This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event contingencies are met. Contingent consideration is re-measured quarterly at fair value with changes reflected in other noninterest income until the contingency is resolved. Due to the nature of the valuation inputs, FDIC clawback liability is classified within Level 3 of the hierarchy.

Cash Flow Hedges—The fair value of interest rate swaps is determined by a third party from a derivative valuation model. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. See Note 12 for additional information on cash flow hedges.

Freestanding Derivatives—Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities. Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. For indexed options and embedded options, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics. The fair value of interest rate swaps is determined by a derivative valuation model and obtained from a third party. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. The Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse to determine the fair value for the indemnification asset. Counterparty credit risk is taken into account when determining fair value. See Note 12 for additional information on freestanding derivatives.

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period.

Asset and liability fair value measurements have been categorized based upon the fair value hierarchy described below:

Level 1—Valuation is based upon quoted market prices for identical instruments in active markets.

Level 2—Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the assets or liabilities. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Commitments and Contingencies, Policy

Commitments—Commitments to extend credit are agreements to lend to customers in accordance with predetermined contractual provisions. These commitments, predominantly at variable interest rates, are for specific periods or contain termination clauses and may require the payment of a fee. The total amounts of unused commitments do not necessarily represent future credit exposure or cash requirements, as commitments often expire without being drawn upon.

The Company issues standby letters of credit, which are conditional commitments to third parties to provide credit support on behalf of certain of the Company’s customers. The credit risk and potential cash requirements involved in issuing standby letters of credit are essentially the same as those involved in extending loan facilities to customers.

Guarantees, Indemnifications and Warranties Policies

The Company sells and securitizes conventional conforming and federally insured single-family residential mortgage loans predominantly to government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac. The Company also sells residential mortgage loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale, if it is determined that the loans sold are (1) with respect to the GSEs, in breach of these representations or warranties or (2) with respect to non-GSE purchasers, in material breach of these representations and warranties, the Company generally has an obligation to either: (a) repurchase the loan for the UPB, accrued interest and related advances, (b) indemnify the purchaser or (c) make the purchaser whole for the economic benefits of the loan.

A majority of the loans sold to non-GSEs were agency deliverable products that were eventually sold by large aggregators of agency product who eventually securitized and sold to the agencies.

In some cases, the Company also has an obligation to repurchase loans in the event of early payment default (EPD) which is typically triggered if a borrower does not make the first several payments due after the loan has been sold to an investor. The Company’s private investors have agreed to waive EPD provisions for conventional conforming and federally insured single-family residential mortgage loans and certain jumbo loan products. However, the Company is subject to EPD provisions on the community reinvestment loans the Company originates and sells under the State of Florida housing program, which represents a minimal amount of total originations.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the mortgage loan. The Company establishes reserves for estimated losses inherent in the Company’s origination of mortgage loans. In estimating the accrued liability for loan repurchase and make-whole obligations, the Company estimates probable losses inherent in the population of all loans sold based on trends in claims requests and actual loss severities experienced. The liability includes accruals for probable contingent losses in addition to those identified in the pipeline of repurchase or make-whole requests. There is additional inherent uncertainty in the estimate because the Company historically sold a majority of its loans servicing released and currently does not have servicing performance metrics on a majority of the loans it originated and sold. The estimation process is designed to include amounts based on actual losses experienced from actual repurchase activity. The baseline for the repurchase reserve uses historical loss factors that are applied to loan pools originated in 2003 through June 30, 2012 and sold in years 2004 through June 30, 2012. Loss factors, tracked by year of loss, are calculated using actual losses incurred on repurchase or make-whole arrangements. The historical loss factors experienced are accumulated for each sale vintage (year loan was sold) and are applied to more recent sale vintages to estimate inherent losses not yet realized.

Segment Reporting

The Company has three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. The Company’s reportable business segments are strategic business units that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.

The Banking and Wealth Management segment includes all banking, lending and investing products and services offered to customers either over the web or telephone or through financial centers or financial advisors. Activity relating to recent acquisitions has been included in the Banking and Wealth Management segment.

The Mortgage Banking segment includes the origination and servicing of mortgage loans and focuses primarily on residential loans for purposes of resale to government-sponsored enterprises, institutional investors or for investment by the Banking and Wealth Management segment.

The Corporate Services segment consists of services provided to the Banking and Wealth Management and Mortgage Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the operating segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.

The chief operating decision maker’s review of each segment’s performance is based on segment income, which is defined as income from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.

Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the Company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to customer pricing decisions within guidelines.

FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocating model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.

t) Segment Information—ASC 280, Segment Reporting, requires the reporting of information about a company’s operating segments using a management approach. This requires that reportable segments be identified based upon those revenue-producing components for which separate financial information is produced internally and which are subject to evaluation by the chief operating decision maker in deciding how to allocate resources to segments. The Company reports the results of its operations through three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. See Note 31 for additional information on the Company’s segments.

Cash and Cash Equivalents		a) Cash and Cash Equivalents—Cash and cash equivalents include cash, amounts due from banks, and interest-bearing deposits in other banks with an original maturity of three months or less.
Finance, Loan and Lease Receivables, Held-for-sale

c) Loans Held for Sale—Loans held for sale represent loans originated or acquired by the Company with the intent to sell. Management does not have the intent to hold the loans for the foreseeable future. The Company has elected fair value accounting for certain commercial and residential mortgage loans. Electing to use fair value accounting allows a better offset of the changes in the fair values of the loans and the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting. These loans are initially recorded and carried at fair value, with changes in fair value recognized in gain on sale of loans. Loan origination fees are recorded when earned, and related costs are recognized when incurred.

The Company has not elected the fair value option for other residential mortgage loans primarily because these loans are expected to be short in duration. These loans are carried at the lower of cost or fair value. In determining the lower of cost or fair value adjustment on loans held for a sale, the Company pools loans based on similar risk characteristics such as loan type and interest rate Direct loan origination fees and costs are deferred at loan origination or acquisition. These amounts are recognized as income at the time the loan is sold and included in gain on sale of loans. Gains and losses on sale of these loans are recorded in gain on sale of loans.

Loans held for sale also include delinquent mortgage loans purchased out of mortgage pools. These loans are guaranteed by government-sponsored agencies. The loans are held until they become current and are then evaluated for sale in the secondary market or move into foreclosure. The loans are reported at the lower of cost or fair value.

Loans and leases are transferred from loans and leases held for investment to held for sale when the Company no longer has the intent to hold for the foreseeable future. In the event loans are reclassified from held for sale to held for investment, the Company records the loans at lower of cost or fair value on the date of reclassification and recognizes any lower of cost or fair value adjustment as a basis adjustment. Loans and leases are transferred to loans and leases held for investment at the lower of cost or fair value when the Company determines its intent to hold these loans and leases for the foreseeable future.

Loans and Leases Receivable, Lease Financing

e) Leases Held for Investment—Originated lease financing receivables are recorded as the sum of the future minimum lease payments, initial deferred costs and estimated residual values less unearned income. Interest income is recognized as earned using the effective interest method. Direct fees and costs associated with the origination of leases are deferred and included in lease financing receivables. The net deferred fees or costs are recognized as an adjustment to interest income over the contractual life of the lease.

Acquired lease financing receivables are recorded as the sum of expected lease payments and estimated residual values less unearned income, which includes purchased lease discounts. Unearned income is recognized based on the expected cash flows using the effective interest method.

Reserve for Unfunded Commitments

g) Reserve for Unfunded Lending Commitments—In addition to the allowance for loan and lease losses, the Company also estimates probable losses related to unfunded lending commitments excluding commitments measured at fair value, such as letters of credit and financial guarantees. Unfunded lending commitments are subject to the same assessment as funded loans, except utilization assumptions are considered. The reserve for unfunded lending commitments is included in accounts payable and accrued liabilities on the consolidated balance sheets with changes to the reserve generally made through the provision for loan and lease losses.

Asset Quality

h) Asset Quality—Written underwriting standards established by the Senior Credit Committee and management govern the lending activities of the Company. Established loan and lease origination procedures require appropriate documentation including borrower financial data and credit reports. For loans secured by real property, the Company generally requires property appraisals, title insurance or a title opinion, hazard insurance and flood insurance, where appropriate. Loan payment performance is monitored and late charges are assessed on past due accounts. Legal proceedings are instituted, as necessary to minimize loss. Commercial and residential loans of the Company are periodically reviewed through a loan review process. All other loans are also subject to loan review through a periodic sampling process.

The Company uses an asset risk classification system consistent with guidelines established by the Office of the Comptroller of the Currency (OCC) as part of its efforts to monitor asset quality. In connection with examinations of insured institutions, both federal and state examiners also have the authority to identify problem assets and, if appropriate, classify them. There are five credit quality indicators for commercial and commercial real estate loans:

•	Pass—These loans represent an acceptable risk for the Company. The loans may represent loans that are secured with cash through loans that have a decline in earnings.

•

Special mention—These loans represent an increased risk to the Company. The loans exhibit potential credit weaknesses or downward trends. While potentially weak, the loans are currently marginally acceptable, and no loss of principal or interest is expected.

•	Substandard—These loans have one or more weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

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Doubtful—These loans have the weaknesses of substandard loans with the additional characteristic that the weaknesses make collection or liquidation in full questionable and there is a high probability of loss based on existing facts, conditions and values.

•	Loss—These loans are considered uncollectible and of such little value that continued recognition as a loan is not warranted.

There are two credit quality indicators for residential mortgages, lease financing receivables, home equity lines, and consumer and credit card loans:

•	Performing—No significant change in the collection of payments from the borrower.

•	Non-performing—Loans that are 90 days past due or on nonaccrual and are not accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality.

Commercial loans with adverse classifications are reviewed by the Commercial Credit Committee of the Senior Credit Committee on a periodic basis.

The Company reports loans that are less than one month past due as current and loans that are less than 3 months past due as 30-89 days past due. For those loans that are 3 months or more past due, the Company reports these loans as 90 days or greater.

Loans and leases are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual, which is generally when the loan or lease becomes 90 days past due, with the exception of government-insured loans. Accordingly, when a loan or lease is placed on nonaccrual status, previously accrued but unpaid interest is reversed from interest income, and interest income is suspended. Payments received are applied to principal balance of the loan or lease. When a customer demonstrates a period of performance under the terms of the loan or lease, interest accruals are resumed and suspended interest is recognized.

Real estate acquired by the Company as a result of foreclosure or by deed-in-lieu of foreclosure is classified as other real estate owned (OREO) until sold, and is carried at the balance of the loan at the time of foreclosure or at estimated fair value less estimated costs to sell, whichever is less. See Note 12 for additional information.

Under ASC 310-40, Troubled Debt Restructuring by Creditors, the Company is required to account for certain loan modifications or restructurings as troubled debt restructurings. In general, the modification or restructuring of a debt constitutes a TDR if the Company for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that the Company would not otherwise consider under current market conditions. Debt restructurings or loan modifications for a borrower do not necessarily constitute TDRs and TDRs do not necessarily result in nonaccrual loans. Loans restructured at a rate equal to or greater than that of a new loan with comparable risk at the time the contract is modified are not considered to be impaired loans in calendar years subsequent to the restructuring.

The Company may modify certain loans to retain customers or to maximize collection of the loan balance. The Company has maintained several programs designed to assist borrowers by extending payment dates or reducing the borrower’s contractual payments. All loan modifications are made on a case by case basis. Loan modifications in which concessions are made to borrowers experiencing financial difficulty and who are unable to obtain similar financing elsewhere are classified as TDRs. Such modifications could involve forgiving a portion of interest or principal on any loans or making loans at a rate that is less than that of market rates. In such case the amount of the forgiveness is charged off.

The initial and ongoing decision regarding accrual status is a separate and distinct process from the TDR analysis and determination. If the borrower has demonstrated performance under the previous terms and shows the capacity to continue to perform under restructured terms, accrual status is maintained provided the restructuring is supported by a current, well-documented credit assessment of the borrower’s financial condition and prospects for repayment under the revised terms. This evaluation includes consideration of the borrower’s sustained historical repayment performance for the six-month period prior to the date of the restructuring. If the borrower was materially delinquent on payments prior to the restructure, but shows potential capacity to meet the restructured terms, the loan would continue to be kept on nonaccrual status until the borrower has demonstrated performance according to the terms of the restructuring agreement for a period generally of at least six months.

Acquired loans that follow ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, are excluded from being classified as nonaccrual when the Company can reasonably estimate cash flows.

Equipment under operating leases, net

i) Equipment under operating leases, net—Equipment under operating leases is carried at amortized cost. Equipment under operating leases is depreciated on a straight-line basis to its estimated residual value over the lease term. The Company reviews equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal is less than its carrying amount.

Transfers and Servicing of Financial Assets

j) Mortgage Servicing Rights—MSR are acquired through bulk purchases of MSR or by selling purchased or originated mortgage loans and agency mortgage-backed securities with servicing rights retained. Originated mortgage servicing rights are recognized based on the fair values of the mortgage loans or securities and the related servicing rights at the date of sale using values derived from an internal model. MSR are amortized in proportion to, and over the estimated life of the projected net servicing revenue and are periodically evaluated for impairment. The Company has only one class of MSR.

The Company stratifies its MSR based on the predominant risk characteristics of the underlying financial assets, including product type and interest rate coupon. The effect of changes in market interest rates on estimated rates of loan prepayment is the predominant risk characteristic of the MSR. Impairment is recognized through a valuation allowance for each stratum. The valuation allowance is adjusted to reflect the amount, if any, by which the cost basis of the MSR for a given stratum exceeds its fair value. Any fair value in excess of the cost basis for a given stratum is not recognized. The Company recognizes a direct write-down when the recoverability of the valuation allowance is determined to be unrecoverable. In 2009, the Company revised the MSR strata to reflect the downward shift in interest rates in the composition of the portfolio.

Because quoted market prices from active markets are not readily available, a present value cash flow model is used to estimate the fair value of MSR. The key assumptions used in the MSR valuation model are the anticipated rate of loan prepayments and discount rates. Other assumptions such as costs to service the underlying loans, foreclosure costs, ancillary income, and float rates are also used in determining the value of the MSR. All of the assumptions are based on standards used by market participants in valuing MSR and are reviewed and approved by management on a quarterly basis. In addition, third-party appraisals of fair value are obtained at least quarterly to confirm the reasonableness of values generated by the valuation model.

Loan servicing fee income represents income earned for servicing residential mortgage loans owned by investors. It includes mortgage servicing fees and other ancillary servicing income, net of guaranty fees and subservicing costs paid to third parties. Servicing fees are generally calculated on the outstanding principal balances of the loans serviced and are recorded as income when earned.

Property, Plant and Equipment

k) Premises and Equipment—Computer hardware and software, furniture, equipment, buildings and leasehold improvements are carried at amortized cost. Depreciation is computed using the straight-line method over the estimated useful lives of hardware, software, furniture, equipment and buildings ranging from 3 to 39 years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the period the Company expects to occupy the leased space. The Company reviews premises and equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal is less than its carrying amount.

Goodwill and Intangible Assets

l) Goodwill and Intangible Assets—Goodwill, core deposit premiums and other intangible assets are included in other assets in the consolidated balance sheets.

Goodwill is not amortized and is evaluated for potential impairment on an annual basis or when events or circumstances indicate a potential impairment, at the reporting unit level. Reporting units are evaluated to determine whether their carrying value exceeds their fair market value. If carrying value exceeds fair market value, goodwill is written down.

The Company may use judgment in assessing goodwill and intangible assets for impairment. Estimates of fair value are based on projections of revenues, operating costs and cash flows of each reporting unit considering historical and anticipated future results, general economic and market conditions as well as the impact of planned business or operational strategies. The valuations employ a combination of present value techniques to measure fair value and consideration of market factors. Additionally, judgment is used in determining the useful lives of finite-lived intangible assets. Changes in judgments and projections could result in a significantly different estimate of the fair value of the reporting units and could result in an impairment of goodwill.

Core deposit premiums are amortized over the estimated life of the acquired deposits using the straight-line method. Core deposit premiums are evaluated for impairment annually or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Other identifiable intangible assets were recognized through business combinations. These intangible assets are amortized over their estimated life. No residual value was assigned to any of these intangible assets.

Servicing Advances

m) Servicing Advances—In the ordinary course of servicing residential and other mortgage loans, the Company routinely advances principal and interest payments to investors prior to their collection from mortgagors. The Company also advances payments of property taxes and insurance premiums in the event mortgagors have not funded their escrow accounts sufficiently. The Company establishes an allowance on advances based on an analysis of the underlying loans. The allowance reflects an amount which, in management’s judgment, is adequate to provide for probable losses after giving consideration to the composition of the underlying loans, current economic conditions, past loss experience, evaluation of probable losses in the current servicing portfolio, and such other factors that warrant current recognition in estimating losses.

Foreclosure Claims Receivable

n) Foreclosure Claims Receivable—Foreclosure claims receivable represent foreclosure-related expenses and claims receivable primarily related to foreclosures of government-insured or guaranteed loans. These receivables are reviewed periodically for impairment. A valuation allowance is established based on average historical losses per claim and adjusted for the probability of foreclosure depending on the status of the foreclosure process. The receivable is presented net of the related valuation allowance.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets

o) Other Real Estate Owned—OREO consists of property that has been acquired by foreclosure or by deed in lieu of foreclosure. The properties are carried at the lower of cost or fair value (less estimated costs to sell). Costs relating to the development and improvement of property are capitalized, to the extent the balance does not exceed fair value (less cost to sell), whereas those relating to maintaining the property are charged to expense. Subsequent declines in value are based on valuations and are separately reserved until the property is sold.

Deposits

p) Deposits—Deposits with customers include noninterest-bearing and interest-bearing demand deposits, savings and money market accounts, and time deposits. The Company offers deposits denominated in U.S. dollars as well as various foreign currencies. Foreign-currency denominated deposits are recorded at the spot rate, with any foreign currency gain or loss recognized as an adjustment to the carrying value. To manage the risk that may occur from fluctuations in world currency markets, the Company enters into short-term forward foreign exchange contracts.

The Company also offers certain time deposits that allow customers to receive payments at maturity based on increases in various equity, metal, commodity and foreign currency indices. This potential payment to the customer qualifies as an embedded derivative. Changes in fair value of the options are recognized in other noninterest income. The Company purchases options as an economic hedge for these embedded options. See Note 24 for additional information.

Other Borrowings

q) Other Borrowings—The Company records Federal Home Loan Bank (FHLB) advances and securities sold under repurchase agreements at their principal amount. Interest expense is recognized based on the coupon rate of the obligations. Premiums associated with acquired FHLB advances and securities sold under repurchase agreements are amortized over the expected term of the borrowing. Amortization of purchase premiums are recognized in interest expense using the effective interest method.

Junior Subordinated Notes Policy

r) Trust Preferred Securities—The Company issues trust preferred securities through unconsolidated trusts as a form of additional funding. These securities are recorded at the principal amount, with interest expense recognized at the coupon rate.

Income Taxes

s) Income Taxes—The Company and its subsidiaries file federal and certain state income tax returns on a consolidated basis. Additionally, the Company’s subsidiaries file separate state income tax returns with various state jurisdictions. The provision for income taxes includes the income tax balances of the Company and all of its subsidiaries.

Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. Deferred tax assets and liabilities are adjusted for the effects of changes in tax rates in the period of change. The Company establishes a valuation allowance when management believes, based on the weight of available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized.

The Company recognizes and measures income tax benefits based upon a two-step model: 1) a tax position must be more likely than not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more likely than not to be sustained upon settlement. The difference between the benefit recognized for a position in this model and the tax benefit claimed on a tax return is recognized as an unrecognized tax benefit. The Company recognizes income tax related interest and penalties in general and administrative expense.

Fair Value Measurements

w) Fair Value Measurements—Assets and liabilities measured at fair value have been categorized based upon the fair value hierarchy described below:

•	Level 1—Valuation is based upon quoted market prices for identical instruments traded in active markets.

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Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, these estimates do not reflect any premium or discount that could result from offering for sale the Company’s entire holdings of a particular financial instrument at one time. Finally, the tax ramifications related to the realization of any unrealized gains and losses could have a significant effect on fair value estimates and are not considered in any of the internal valuations.

Fair value estimates are determined for existing financial instruments, including derivative instruments, without attempting to estimate the value of anticipated future business and the value of certain assets and liabilities that were not considered financial instruments. Significant assets that are not considered financial instruments include MSR, premises and equipment, and goodwill and intangible assets.

For assets or liabilities in inactive markets, transaction or quoted prices may require adjustment to reflect uncertainty as to whether or not the underlying transactions are orderly. Management recognizes that significant events that impact fair value may occur after the measurement date. The Company’s policy is to monitor these events and determine whether adjustments to fair value are required.

The estimated fair values of all of the Company’s derivative financial instruments are reported in Note 25. Counterparty risk for derivative contracts and its impact on the determination of fair value are discussed in Note 24.

Consolidation, Variable Interest Entity

x) Variable Interest Entities—The Company is required to evaluate whether to consolidate a variable interest entity (VIE) when it first becomes involved and on an ongoing basis. In almost all cases, a qualitative analysis of its involvement in the entity provides sufficient evidence to determine whether the Company is the primary beneficiary.

The Company consolidates VIEs in which it is the primary beneficiary and holds a controlling financial interest. This is evidenced by the power to direct the activities of a VIE that most significantly impact its economic performance and the obligation to absorb losses of, or the right to receive benefits from the VIE that could be potentially significant to the VIE. The Company takes into the account all of its involvement in a VIE identifying implicit or explicit variable interests that individually or in the aggregate could be significant enough to warrant the designation as the primary beneficiary. This would require the Company to consolidate the VIE or otherwise require the Company to make appropriate disclosures. See Note 27 for additional information.